Borrowings (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended		0 Months Ended					0 Months Ended	1 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2013 Term Loan B facility	Jun. 30, 2013 July 2012 Credit Facility	Jun. 30, 2013 August 2012 Credit Facility	Jun. 30, 2013 Amendment	Dec. 31, 2013 Net of original issue discount	Nov. 01, 2013 Term Loan B facility addition	Sep. 30, 2013 Navios Joy	Oct. 31, 2013 Navios Harmony
Debt Instrument [Line Items]
Credit facility			$ 250,000					$ 189,500
Debt instrument description of variable rate basis			LIBOR plus 425 basis points					LIBOR plus 425 basis points
Amount of Term Loan B facility utilized to repay other facilities				101,614	41,225
Amounts held in escrow, through Term Loan B proceeds used			98,179
Amount released from escrow									47,000	17,750
Write-off of deferred financing fees	707					1,319
Long- term debt		$ 537,798					$ 533,324
Description of terms of credit facility			Five-year term with 1.0% amortization profile and was issued at 98.0% (at a discount of $5,000).					Five year term, with a 1.0% amortization profile and was issued at 100%.